SCHEDULE OF INVESTMENTS (Details)	9 Months Ended
Sep. 30, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	$ 291,066
Change in fair value	(68,281)
Balance at September 30, 2022	222,785
Public Company Shares [member]
IfrsStatementLineItems [Line Items]
Balance at September 30, 2022	85,715
Public Company Warrants [member]
IfrsStatementLineItems [Line Items]
Balance at September 30, 2022
Private Company Shares [member]
IfrsStatementLineItems [Line Items]
Balance at September 30, 2022	$ 137,070